Income taxes (Details 2) $ in Thousands	Dec. 31, 2023 CAD ($)
Canaada [Member]
Statement [Line Items]
Losses available for application in future years	$ 11,180
Canada, Dollars | Year Two Zero Four Three [Member]
Statement [Line Items]
Losses available for application in future years	498
Canada, Dollars | Year Two Zero Three Seven [Member]
Statement [Line Items]
Losses available for application in future years	5,275
Canada, Dollars | Year Two Zero Four Zero [Member]
Statement [Line Items]
Losses available for application in future years	2,774
Canada, Dollars | Year Two Zero Four One [Member]
Statement [Line Items]
Losses available for application in future years	969
Canada, Dollars | Year Two Zero Four Two [Member]
Statement [Line Items]
Losses available for application in future years	1,664
BARBADOS | Year Two Zero Two Eight [Member]
Statement [Line Items]
Losses available for application in future years	1,348
BARBADOS | Year Two Zero Two Nine [Member]
Statement [Line Items]
Losses available for application in future years	3,927
Barbadaos [Membr]
Statement [Line Items]
Losses available for application in future years	$ 5,275